Major Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Total intangible assets	$ 188,352	$ 190,297
Indefinite-lived intangible asset impairment
Intangible assets with indefinite lives impaired	0
Finite-lived intangible assets amortization expense fiscal year maturity
2018	19,000
2019	19,000
2020	19,000
2021	19,000
2022	18,000
Customer relationships
Finite-lived intangible assets
Finite-lived intangible assets	$ 103,374	111,616
Weighted-Average Life	8 years
Trade names
Finite-lived intangible assets
Finite-lived intangible assets	$ 7,279	8,034
Weighted-Average Life	13 years
Other
Finite-lived intangible assets
Finite-lived intangible assets	$ 7,795	4,184
Weighted-Average Life	10 years
Trade names
Indefinite-lived intangible assets
Indefinite-lived intangible assets	$ 53,004	47,425
In-process research and development
Indefinite-lived intangible assets
Indefinite-lived intangible assets	$ 16,900	$ 19,038